Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Of Comprehensive Income
Net Income	$ 2,526	$ 1,482
Other Comprehensive Income
Unrealized gains on securities during the period	1,408	813
Less: reclassification adjustment for (gains) losses included in securities gains (losses) in the Consolidated Statement of Income	(1)	758
Other Comprehensive Income before tax	1,407	1,571
Income tax expense related to other comprehensive income	478	534
Other Comprehensive Income	929	1,037
COMPREHENSIVE INCOME	$ 3,455	$ 2,519